CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Consolidated Statements Of Operations
REVENUES	$ 58,965
Cost of goods sold	31,754
GROSS PROFIT	27,211
OPERATING EXPENSES:
General & administrative	70,190	$ 507	$ 74,261	$ 33,112
Depreciation Expense	648		60
Bank service charge	135
Compensation expense	18,750
Payroll Expense	$ 239		270,775
Non-cash contributed services		$ 12,650	12,650	$ 40,525
Total Operating Expenses	$ 89,962	13,157	357,746	73,637
LOSS BEFORE OTHER INCOME (EXPENSE)	$ (62,571)	(13,157)	(357,746)	(73,637)
OTHER INCOME (EXPENSE):
Gain on Forgiveness of debt			75,971	19,826
Interest Expense	$ (310)	$ (2,550)	(106,175)	$ (10,235)
Gain/Loss on Derivative Liability	9,437		$ (11,851)
Finance charge	(1,516)
Other income	21
Loss on Acquisition	(240,007,725)		$ (20,517,084)
Total Other Income (Expense)	(240,000,093)	$ (2,550)	(20,559,139)	$ 9,591
LOSS BEFORE INCOME TAXES	$ (240,062,844)	$ (15,707)	$ (20,916,885)	$ (64,046)
TAX PROVISION
NET LOSS	$ (240,062,844)	$ (15,707)	$ (20,916,885)	$ (64,046)
Less: loss applicable to non-controlling interest in Federal Technology Agency, Inc.	3,697		2,621
Net loss after loss on non-controlling interest	$ (240,059,147)	$ (15,707)	$ (20,914,264)	$ (64,046)
BASIC AND DILUTED LOSS PER COMMON SHARE	$ (160)	$ (0.04)	$ (20.13)	$ (0.17)
Weighted-Average Common Shares Outstanding - Basic and Diluted	1,500,878	368,200	1,038,755	368,200